Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
Treasury stock, shares	22,602	0
Class A common stock
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued	12,576,612	12,526,580	12,526,580
Common Stock, shares outstanding	12,554,010	12,526,580	12,526,580
Class B common stock
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued	36,813,731	36,836,333	36,836,333
Common Stock, shares outstanding	36,813,731	36,836,333	36,836,333